Investments (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Investments

Investments as of June 30, 2018, and December 31, 2017, consist of the following:

	Balance as per
	June 30, 2018	December 31, 2017
	(euros in thousands)
Commercial paper	17,715	15,527
U.S. Treasury securities	2,574	9,177
Corporate fixed income bonds	15,289	7,886
Agency bond	1,499	1,453

Investments, current portion	37,077	34,043
Corporate fixed income bonds	16,650	7,060

Non-current investments	16,650	7,060

Total investments	53,727	41,103